Related-party Transactions - Additional Information (Detail) - Nexperia [Member] $ in Millions	Dec. 31, 2018 USD ($)
Schedule of Other Related Party Transactions [Line Items]
Lease commitment and related services amount	$ 28
Commitment to affiliated investment funds	$ 50